Business segment information (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Business segment financial information

	Net sales	Operating profit /(loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2013

Scales & Pet Electronics Products	30,386	(570)	20,097	120	1,412
	───────	───────	───────	───────	───────
Total operating segments	30,386	(570)	20,097	120	1,412
Corporate	—	—	7,026	226	—
	───────	───────	───────	───────	───────
Group	30,386	(570)	27,123	346	1,412
	═══════	═══════	═══════	═══════	═══════

2012

Scales & Pet Electronics Products	26,682	(249)	17,147	54	3,415
	───────	───────	───────	───────	───────
Total operating segments	26,682	(249)	17,147	54	3,415
Corporate	—	—	6,021	176	—
	───────	───────	───────	───────	───────
Group	26,682	(249)	23,168	230	3,415
	═══════	═══════	═══════	═══════	═══════

2011

Scales	25,903	(554)	9,166	—	584
Telecommunications Products	2,056	(202)	4,328	—	691
Others	428	104	102	—	—
	───────	───────	───────	───────	───────
Total operating segments	28,387	(652)	13,596	—	1,275
Corporate	—	(979)	8,211	307	—
	───────	───────	───────	───────	───────
Group	28,387	(1,631)	21,807	307	1,275
	═══════	═══════		═══════	═══════
Discontinued operations			5
			───────
Total Assets			21,812
			═══════

Total property plant and equipment
	March 31,	March 31,
	2012	2013
	$ in thousands	$ in thousands

Hong Kong	1,046	1,115
The PRC	5,925	7,184

Total property, plant and equipment	6,971	8,299

Net export sales
	2012	2013
	$ in thousands	$ in thousands

Deferred income tax assets	—	—
Deferred income tax liabilities	(2)	—

	(2)	—

Customers constituting 10% or more total sales
		Year ended March 31,
	Business segment	2011		2012		2013
		$	%	$	%	$	%

Sunbeam Products, Inc.	Scales	16,934	60	17,499	66	15,818	52
Fitbit, Inc.	Scales	—	—	106	1	5,493	18
Gottl Kern + Sohn GMBH	Scales	3,970	14	3,744	14	3,814	13

		20,904	74	21,349	81	25,125	83